INCOME TAXES (Schedule of Reconciliation Theoretical Tax Benefit and Actual Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Loss before taxes on income	$ 33,811	$ 27,108	$ 2,979
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Theoretical tax benefit	$ 7,777	$ 6,235	$ 685
Increase in income tax expense resulting from:
Effect of different tax rates applicable in foreign jurisdictions	(128)	(157)	(399)
Operating losses and other temporary differences for which valuation allowance was provided	(5,784)	(4,972)	(708)
Permanent differences	(3,017)	(2,162)	(756)
Uncertain tax position	(336)	(158)	(91)
Other	(107)	203	(14)
Total taxes on income	$ (1,595)	$ (1,011)	$ (1,283)